leases (Tables)	6 Months Ended
Jun. 30, 2019
leases
Schedule of income from subleasing right-of-use lease assets and lease payments

	Three months		Six months
Periods ended June 30 (millions)	2019	2018	2019	2018
Income from subleasing right-of-use lease assets
Co-location sublet revenue included in operating service revenues	$4	$4	$9	$9
Lease payments	$81	$68	$184	$136